Income Taxes - Summary of income / (loss) before income taxes by jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Switzerland	$ (23,248)	$ (18,571)	$ (18,766)
Foreign	(14,963)	(10,286)	3,547
Loss before income tax expense	$ (38,211)	$ (28,857)	$ (15,219)